MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2010-3

Collection Period	4/1/12-4/30/12
Determination Date	5/9/2012
Distribution Date	5/15/2012

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period			$357,327,993.59
2.	Collections allocable to Principal			$13,477,339.65
3.	Purchase Amount allocable to Principal			$0.00
4.	Defaulted Receivables			$370,214.73

5.	Pool Balance on the close of the last day of the related Collection Period (Ln1 - Ln2 - Ln3 - Ln4)			$343,480,439.21

6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period			28,871

7.	Initial Pool Balance			$650,000,011.40

		Beginning of Period	End of Period
8.	Note Balances

	a. Class A-1 Note Balance	$0.00		$0.00
	b. Class A-2 Note Balance	$33,968,073.69		$20,328,232.62
	c. Class A-3 Note Balance	$167,000,000.00		$167,000,000.00
	d. Class A-4 Note Balance	$108,750,000.00		$108,750,000.00
	e. Class B Note Balance	$16,900,000.00		$16,900,000.00
	f. Class C Note Balance	$17,225,000.00		$17,225,000.00
	g. Class D Note Balance	$8,125,000.00		$8,125,000.00

	h. Note Balance (sum a - g)	$351,968,073.69		$338,328,232.62

9.	Pool Factors

	a. Class A-1 Note Pool Factor	0.0000000		0.0000000
	b. Class A-2 Note Pool Factor	0.1681588		0.1006348
	c. Class A-3 Note Pool Factor	1.0000000		1.0000000
	d. Class A-4 Note Pool Factor	1.0000000		1.0000000
	e. Class B Note Pool Factor	1.0000000		1.0000000
	f. Class C Note Pool Factor	1.0000000		1.0000000
	g. Class D Note Pool Factor	1.0000000		1.0000000

	h. Note Pool Factor	0.5414893		0.5205050

10.	Overcollateralization Target Amount			$5,152,206.59
11.	Current overcollateralization amount (Pool Balance - Note Balance)			$5,152,206.59

12.	Weighted Average Coupon		%	9.00%
13.	Weighted Average Original Term		months	65.53
14.	Weighted Average Remaining Term		months	43.30

Collections

15.	Finance Charges:
	a. Collections allocable to Finance Charge			$2,713,649.82
	b. Liquidation Proceeds allocable to Finance Charge			$349.06
	c. Purchase Amount allocable to Finance Charge			$0.00

	d. Available Finance Charge Collections (sum a - c)			$2,713,998.88

16.	Principal:
	a.	Collections allocable to Principal	$13,477,339.65
	b.	Liquidation Proceeds allocable to Principal	$219,749.68
	c.	Purchase Amount allocable to Principal	$0.00

	d.	Available Principal Collections (sum a - c)	$13,697,089.33

17.	Total Finance Charge and Principal Collections (15d+16d)		$16,411,088.21
18.	Interest Income from Collection Account		$1,045.78
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$16,412,133.99

Available Funds

21.	Available Collections		$16,412,133.99
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$16,412,133.99

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$297,773.33
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$297,773.33

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,500.00

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$21,230.05
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$21,230.05

	i.	Class A-3 Monthly Interest	$137,775.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$137,775.00

	m.	Class A-4 Monthly Interest	$127,781.25
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$127,781.25

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$28,166.67
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$28,166.67

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$37,177.29
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$37,177.29

32.	Tertiary Principal Distributable Amount		$362,634.48

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$24,239.58
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$24,239.58

34.	Quaternary Principal Distributable Amount		$8,125,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$9,164,277.65

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$5,152,206.59

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$2,713,998.88
	b.	Total Daily Deposits of Principal Collections	$13,697,089.33
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,045.78

	e.	Total Deposits to Collection Account (sum a - d)	$16,412,133.99

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$297,773.33
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$14,016,210.91
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,095,649.75

	f.	Total Withdrawals from Collection Account (sum a - e)	$16,412,133.99

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$21,230.05
	c.	Class A-3 Interest Distribution	$137,775.00
	d.	Class A-4 Interest Distribution	$127,781.25
	e.	Class B Interest Distribution	$28,166.67
	f.	Class C Interest Distribution	$37,177.29
	g.	Class D Interest Distribution	$24,239.58

	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$13,639,841.07
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$14,016,210.91

44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$13,661,071.12
	c.	Class A-3 Distribution	$137,775.00
	d.	Class A-4 Distribution	$127,781.25
	e.	Class B Distribution	$28,166.67
	f.	Class C Distribution	$37,177.29
	g.	Class D Distribution	$24,239.58

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$14,016,210.91

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$2,095,649.75
	b.	Reserve Account surplus (Ln 55)	$118.62

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,095,768.37

46.	Withdrawals
	a.	Certificateholder Distribution	$2,095,768.37

	b.	Total Withdrawals from Certificate Payment Account	$2,095,768.37

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$338,328,232.62

48.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
50.	Investment Earnings		$118.62
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$1,625,118.62
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$118.62

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$1,625,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$297,773.33
60.	Amount to be paid to Backup Servicer from the Collection Account		$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$14,016,210.91
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$2,095,649.75
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$118.62
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$13,661,071.12
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$137,775.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$127,781.25
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$28,166.67
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$37,177.29
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$24,239.58
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$2,095,768.37

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$150,115.99
74.	Cumulative Net Losses			$4,368,869.51
75.	Cumulative Net Loss Percentage			0.6721%

			Number of Loans	Principal Balance
76.	Delinquency Analysis

	a.	31 to 60 days past due	506	$6,154,579.96
	b.	61 to 90 days past due	140	$1,705,124.60
	c.	91 or more days past due	60	$612,103.99

	d.	Total Past Due (sum a-c)	706	8,471,808.55

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,663,031,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on May 09, 2012.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Executive Vice President, Chief Financial Officer & Treasurer